OTHER NON-CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
OTHER NON-CURRENT ASSETS
Schedule of other non-current assets

	As of December 31,
	2024	2025
	RMB	RMB
Long-term rental deposits	69,046	152,279
Prepayments for property, equipment and software	12,991	37,889
Prepayment for business combination	—	12,978
Others	7,306	34,940
	89,343	238,086